Income Taxes, Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Gross Unrecognized Tax Benefits [Roll Forward]
Beginning unrecognized tax benefits	$ 89	$ 102
Gross increases - tax positions in prior periods	9	17
Gross decreases - tax positions in prior periods	(2)	(11)
Gross increases - current period tax positions	7	11
Gross increases - from acquisition	3	0
Settlements	(3)	0
Lapse of statute of limitations	(16)	(30)
Ending unrecognized tax benefits	87	$ 89
Unrecognized tax benefits that would affect effective tax rate if recognized	86
Interest and penalties accrued for uncertain tax positions	$ 27